Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–85.45%(b)(c)
Aerospace & Defense–1.29%
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	07/06/2029	$2,451	$2,471,183
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(d)	–	06/23/2030	732	735,680
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/23/2031	4,437	4,449,517
Modern Aviation FBO Holdings LLC, Term Loan(d)	–	05/16/2033	1,380	1,389,052
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.38%	02/04/2033	2,163	2,172,624
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(e)	0.00%	03/16/2033	246	248,489
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/16/2033	1,540	1,553,053
Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	6.20%	12/01/2032	3,414	3,431,872
Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.70%	03/17/2030	7,777	7,804,871
				24,256,341
Air Transport–1.18%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.93%	04/20/2028	11,289	11,257,475
Term Loan B (3 mo. Term SOFR + 2.75%)	6.43%	05/28/2032	1,017	1,018,806
American Airlines, Inc.
Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	06/04/2029	1,191	1,175,878
Term Loan(d)	–	05/20/2033	3,614	3,585,682
Term Loan B (6 mo. Term SOFR + 2.25%)	5.94%	02/15/2028	647	640,011
Stonepeak Nile Parent LLC
Term Loan B(d)	–	04/09/2032	544	544,645
Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/09/2032	3,962	3,966,400
				22,188,897
Automotive–3.38%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.62%	01/31/2031	1,926	1,927,561
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.73%	04/06/2028	4,384	4,381,819
Belron Group S.A. (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	10/16/2031	8,359	8,389,389
Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030	10,294	10,383,968
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(f)	5.87%	03/25/2032	4,119	4,124,075
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031	6,968	6,959,746
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	09/26/2031	1,966	1,974,583
Mavis Tire Express Services Topco, Corp., Term Loan B (6 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	6,649	6,656,455
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	10/08/2032	2,713	2,729,633
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.65%	10/09/2031	5,001	5,015,528
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.60%)	8.26%	01/26/2029	7,792	7,000,760
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	07/16/2031	3,839	3,800,430
				63,343,947
Beverage & Tobacco–0.39%
AI Aqua Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	07/31/2028	7,128	7,143,729
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/19/2032	112	112,040
				7,255,769
Brokers, Dealers & Investment Houses–1.82%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	11/24/2032	2,591	2,573,896
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	05/17/2031	7,527	7,526,727
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	11/25/2031	2,059	2,047,593
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(e)	0.00%	08/16/2032	1,161	1,161,960
Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	08/16/2032	6,782	6,788,752
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Brokers, Dealers & Investment Houses–(continued)
Janus Henderson Group PLC
Term Loan B(d)	–	03/25/2033		$889	$893,181
Term Loan B(d)	–	06/30/2033		8,464	8,508,302
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.17%	10/10/2033		1,140	1,125,127
Term Loan B (3 mo. Term SOFR + 5.50%)	7.17%	10/08/2032		3,413	3,422,293
					34,047,831
Building & Development–4.06%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.62%	05/28/2030		3,879	3,897,151
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	09/08/2032		7,497	7,514,891
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/03/2031		5,747	5,785,807
Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.16%	05/03/2032		3,231	3,231,328
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/24/2032		3,182	3,197,838
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	06/17/2031		4,134	3,554,344
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/22/2031		7,302	7,348,225
Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.20%	12/22/2032		1,544	1,558,045
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $5,698,195)(g)	7.26%	04/03/2028		6,186	2,726,455
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(e)	0.00%	10/27/2032		207	200,696
Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/27/2032		7,035	6,823,677
Janus International Group, LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	08/03/2030		2,632	2,639,425
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	04/29/2029		6,455	4,134,745
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(e)	0.00%	10/01/2032		220	221,475
Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	10/01/2032		1,142	1,148,791
Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan(e)	0.00%	12/16/2032		702	704,374
Delayed Draw Term Loan (1 mo. Term SOFR + 2.50%)	6.16%	12/16/2032		131	131,107
Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/16/2032		5,572	5,591,293
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	03/19/2029		2,309	2,314,405
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.87%	04/14/2031		4,351	4,359,077
QXO/Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	04/30/2032		2,439	2,440,000
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.50%	09/20/2030		4,428	4,449,212
Tecta America Corp., Term Loan	6.37%	02/18/2032		2,032	2,043,045
					76,015,406
Business Equipment & Services–8.58%
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	08/20/2032		10,699	10,750,767
Azuria Water Solutions, Inc
Delayed Draw Term Loan(e)	0.00%	04/25/2033		534	534,223
Term Loan(d)	–	04/25/2033		4,005	4,006,670
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	08/09/2032		1,370	1,286,058
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.95%	03/21/2031		1,946	1,834,034
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.43%	02/12/2029		1,329	1,108,512
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	02/10/2028		12,954	12,116,218
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029		12,472	12,497,201
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.37%	05/12/2028		14,459	11,639,177
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	10/10/2032		4,838	4,869,291
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.14%	10/25/2029	EUR	8,720	6,041,260
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	08/11/2028		6,044	4,719,697
LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (3 mo. Term SOFR + 4.50%)	8.20%	03/25/2033		2,621	2,609,675
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $17,885,647)(f)(g)	11.46%	06/30/2028		$17,856	$17,847,495
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/17/2031		5,668	5,647,857
OCM System One Buyer CTB LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	03/02/2028		5,130	5,149,268
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-02/03/2022; Cost $7,481,901)(g)	8.60%	07/27/2027		7,577	3,662,762
Prime Security Services Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	10/13/2030		403	402,646
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	09/30/2031		5,446	4,871,152
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	06/25/2032		6,287	6,301,078
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	11/05/2032		4,907	4,907,215
Socotec (Holding SAS) (France), Term Loan (3 mo. Term SOFR + 2.68%)	6.38%	06/02/2031		1,259	1,267,952
Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		29,019	21,488,454
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		7,132	7,337,427
team.blue Finco S.a.r.l. (Netherlands), Term Loan (1 mo. Term SOFR + 3.25%)	6.95%	07/12/2032		899	862,982
UnitedLex Corp.
Delayed Draw Term Loan(e)(f)	0.00%	06/01/2026		21	20,649
Delayed Draw Term Loan (3 mo. Term SOFR + 6.90%)(f)	10.41%	06/01/2026		103	103,246
Term Loan (Acquired 10/14/2020; Cost $1,410,153)(f)(g)(h)	0.00%	03/20/2027		1,416	667,147
Veritext Corp., Term Loan(d)	–	08/09/2030		1,103	1,087,455
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	10/07/2032		5,192	5,183,745
					160,821,313
Cable & Satellite Television–3.58%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	10/31/2027	EUR	1,350	1,208,757
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	11/01/2027	EUR	3,091	2,767,402
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.23%	09/01/2028		6,802	6,036,896
Term Loan B-1 (3 mo. Term SOFR + 3.25%)	6.87%	09/18/2030		5,683	4,773,493
Charter Communications Operating LLC, Term Loan B-5 (3 mo. Term SOFR + 2.25%)	5.94%	12/15/2031		2,224	2,206,942
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		1,112	1,115,585
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.74%	10/30/2028		3,627	3,641,582
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		7,936	7,976,808
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.08%	05/30/2031	EUR	5,092	6,075,745
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	5.74%	04/28/2028		3,482	3,463,303
UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.10%	02/15/2032		11,714	11,709,254
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	6.99%	01/31/2029		6,724	6,458,380
Term Loan Y (6 mo. Term SOFR + 3.18%)	6.97%	03/31/2031		10,678	9,640,240
					67,074,387
Chemicals & Plastics–6.46%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 2.65%)(f)	6.33%	02/03/2028		15,255	10,998,872
Incremental Term Loan 13 (3 mo. Term SOFR + 2.65%)(f)	6.33%	08/06/2026		234	168,399
Revolver Loan(e)(f)	0.00%	06/29/2026		311	310,835
Revolver Loan (3 mo. PRIME + 6.75%)(f)	13.50%	06/29/2026		224	224,029
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	8.95%	12/14/2029		6,994	6,259,994
Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-03/31/2026; Cost $3,685,498)(f)(g)	8.00%	12/22/2026		4,013	5,918,580
BASF Coatings (Jersey), Term Loan(d)	–	05/06/2033		1,689	1,695,194
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.63%	11/01/2030		3,564	3,582,659
Flint Group (ColourOz Inv) (Germany)
Term Loan (3 mo. EURIBOR + 6.00%)(f)	8.17%	12/31/2027	EUR	338	400,329
Term Loan B (6 mo. EURIBOR + 4.25%)	6.42%	12/31/2026	EUR	8,171	9,066,530
Term Loan B (3 mo. Term SOFR + 4.25%)	7.92%	12/31/2026		2,019	1,917,069
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Fortis 333, Inc. (Ineos Composites), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	03/27/2032		$818	$812,750
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		324	324,392
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.18%	01/10/2029		3,250	3,250,340
Revolver Loan(e)(f)	0.00%	01/10/2029		283	283,238
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.19%	01/10/2029		1,290	1,290,304
Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	03/15/2029		6,445	6,262,793
Ineos Quattro (STYRO)
Term Loan B (1 mo. Term SOFR + 4.35%)	7.97%	04/02/2029		7,350	6,833,507
Term Loan B (1 mo. Term SOFR + 3.85%)	7.47%	03/14/2030		1,809	1,616,902
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/18/2030		4,571	4,352,411
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	02/07/2031		5,567	5,268,718
Lummus Technology Holdings V LLC, Term Loan B(d)	–	12/31/2029		1,723	1,708,571
Nouryon Finance B.V. (Netherlands)
Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028		1,133	1,134,765
Term Loan B-1 (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028		2,633	2,638,872
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	6.83%	04/08/2031	EUR	10,512	8,329,961
Term Loan B-2 (3 mo. Term SOFR + 4.85%)	8.53%	04/08/2031		7,305	4,923,337
SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.65%	11/08/2032		3,794	3,768,351
USALCO LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	09/30/2031		4,006	4,024,968
V Global Holdings LLC
Revolver Loan(e)(f)	0.00%	01/02/2029		1,401	1,305,704
Revolver Loan (1 mo. USD LIBOR + 5.85%)(f)	9.48%	01/02/2029		1,421	1,324,555
Term Loan (3 mo. Term SOFR + 5.90%)(f)	9.55%	01/02/2029		22,509	20,977,912
					120,974,841
Clothing & Textiles–0.93%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	02/13/2032		5,173	5,183,294
Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	12/21/2028		6,117	6,130,343
Tory Burch LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/30/2031		1,832	1,830,410
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/26/2031		4,251	4,260,248
					17,404,295
Conglomerates–0.21%
CoorsTek, Inc., Term Loan B (d)	–	10/28/2032		3,974	4,004,853
Containers & Glass Products–3.52%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	06/07/2031		4,973	4,950,743
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/01/2032		6,142	5,819,959
Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	01/26/2033		2,920	2,927,800
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.51%	06/28/2028		4,998	4,639,345
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(f)	10.32%	11/22/2027		14,246	13,696,129
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.85%	10/04/2028		5,422	5,408,276
Term Loan A-2 (1 mo. Term SOFR + 1.50%)	5.22%	10/04/2028		7,000	5,569,245
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	09/24/2032		2,929	2,929,207
Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	02/01/2029		4,572	4,601,236
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B(d)	–	07/12/2029		2,004	2,013,767
Sword Purchaser LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/09/2033		7,599	7,423,877
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	03/03/2031		3,236	3,092,646
Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	09/15/2028		3,022	2,924,686
					65,996,916
Cosmetics & Toiletries–1.15%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	01/30/2031		7,989	8,033,113
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	08/15/2028		1,590	1,580,033
Prestige Brands, Inc., Term Loan(d)	–	05/20/2033		2,568	2,579,575
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		$4,685	$4,674,515
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.15%	06/29/2028	EUR	4,350	4,702,814
					21,570,050
Drugs–0.26%
Alkermes, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/12/2031		1,742	1,758,381
Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	04/14/2033		3,091	3,109,891
					4,868,272
Ecological Services & Equipment–2.27%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.90%)	6.41%	11/17/2031		4,989	5,011,776
Arcwood Environmental Inc., Term Loan (1 mo. Term SOFR + 3.00%)(f)	6.68%	04/01/2033		1,575	1,585,387
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.95%	10/13/2032	EUR	2,519	2,812,512
Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.90%	10/01/2032		3,561	3,581,327
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/20/2030		7,234	7,292,589
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	03/03/2032		7,944	7,961,954
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.58%	03/14/2031		7,489	7,524,562
MIP V Waste LLC (GreenWaste), Term Loan B(d)(f)	–	08/20/2032		1,186	1,191,080
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (6 mo. EURIBOR + 5.00%)	7.53%	12/31/2028	EUR	1,610	1,878,872
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	10/24/2031		3,585	3,598,948
					42,439,007
Electronics & Electrical–8.70%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	5.37%	10/31/2030		438	437,053
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	02/24/2031		5,630	5,586,990
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/30/2029		5,755	5,579,132
Epicor Software Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/30/2031		5,653	5,586,046
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		2,073	2,020,841
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		1,032	1,006,636
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/10/2032		5,718	5,745,000
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.95%	09/30/2028		6,370	6,389,151
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(f)	9.89%	03/02/2028		1,338	1,338,334
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		10,120	10,066,854
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		750	730,014
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		4,835	4,628,901
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	10/07/2032		9,851	7,732,879
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.41%	07/26/2032		2,756	2,367,714
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
PIK Term Loan B, 0.50% PIK Rate, 11.02% Cash Rate(f)(i)	0.50%	08/17/2028		6,650	6,337,442
Term Loan (6 mo. GBP SONIA + 8.10%)(f)	11.82%	08/17/2028	GBP	536	687,643
Term Loan (6 mo. Term SOFR + 7.00%)(f)	10.77%	08/17/2028		2,533	2,414,361
Term Loan B (6 mo. GBP SONIA + 6.78%)(f)	10.50%	07/10/2028	GBP	2,099	2,693,285
Mavenir Systems, Inc., Second Lien Term Loan(f)	12.00%	07/26/2030		1,201	810,969
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.91%	07/27/2028		5,881	5,830,588
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.70%	06/04/2032		3,241	3,254,393
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.91%	07/01/2031		6,625	6,031,080
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (Acquired 01/14/2022-06/10/2025; Cost $4,605,732)(f)(g)(h)(j)	0.00%	03/03/2028	EUR	4,067	237,202
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	08/31/2028		12,592	12,314,680
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.06%	02/01/2029		12,659	8,061,274
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.66%	02/01/2029		7,491	7,320,424
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.10%)(f)	11.76%	10/01/2029		8	0
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.66%	04/05/2030		$10,056	$7,954,977
Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	08/13/2032		2,924	2,931,551
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-12/13/2023; Cost $7,671,713)(g)	8.70%	05/18/2028		7,779	2,554,234
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.45%	10/31/2031		7,414	7,348,009
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/16/2031		3,139	3,071,439
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	5.91%	02/10/2031		4,667	4,517,134
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(f)	6.58%	11/20/2028		8,125	7,921,524
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(f)	7.95%	05/31/2029	EUR	6,642	7,747,635
Term Loan B-2 (6 mo. Term SOFR + 5.92%)(f)	9.43%	05/31/2029		3,750	3,749,840
					163,005,229
Farming/Agriculture–0.08%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	7.20%	09/27/2030	EUR	1,400	1,562,742
Financial Intermediaries–2.09%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(e)(f)	0.00%	01/01/2030	EUR	607	700,911
Term Loan (1 mo. EURIBOR + 10.50%)(f)	10.50%	01/01/2030	EUR	495	572,598
Term Loan (1 yr. EURIBOR + 0.02%)(f)	0.02%	10/31/2031	EUR	3,690	0
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	6.20%	01/15/2030	EUR	4,511	4,648,975
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.20%	09/05/2031		3,815	3,826,863
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(e)(f)	0.00%	04/01/2032		1,021	995,550
Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	04/01/2032		2,680	2,646,120
Edelman Financial Center, LLC (The), Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	12/01/2031		4,937	4,952,136
Eisner Advisory Group LLC
Delayed Draw Term Loan(e)(f)	0.00%	02/28/2031		1,945	1,948,559
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	02/28/2031		1,854	1,823,796
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		9,816	9,465,076
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		951	952,742
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/27/2033		3,835	3,855,675
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	06/18/2029		2,826	2,776,049
					39,165,050
Food Products–2.12%
Arnott’s (Snacking Investments US LLC), Term Loan B (d)	–	10/29/2032		3,956	3,965,286
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.73%	12/08/2028		1,128	1,132,898
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	10/28/2032		2,241	2,251,316
Flora Foods (Netherlands)
Term Loan B-15 (3 mo. Term SOFR + 4.25%)	7.90%	08/17/2026		4,436	4,334,267
Term Loan B-16 (3 mo. EURIBOR + 4.25%)	6.71%	10/31/2030	EUR	2,000	2,242,660
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		3,407	3,381,722
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		2,331	2,313,311
First Lien Term Loan C (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		555	551,125
Second Lien Term Loan A (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		12,381	9,095,711
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.67%	10/15/2030		2,950	2,166,968
Second Lien Term Loan C (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		455	334,703
Second Lien Term Loan D (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		97	71,685
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(f)	11.94%	04/15/2031		2,413	663,470
Solina Group Services (Powder Bidco) (France)
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/12/2029		2,901	2,915,644
Term Loan B(d)	–	09/12/2032		535	537,340
TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	7.87%	02/11/2033		3,762	3,788,742
					39,746,848
Food Service–1.60%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	12/29/2032		6,853	6,831,661
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.19%	06/10/2032		$2,634	$2,651,619
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	12/15/2030		11,399	11,438,000
Selecta Group B.V. (Switzerland)
Revolver Loan(e)(f)	0.00%	08/01/2030		19	21,978
Revolver Loan (6 mo. EURIBOR + 5.50%)(f)	7.67%	08/01/2030	EUR	7,971	9,053,675
					29,996,933
Forest Products–0.90%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.15%	11/29/2030		6,887	6,911,091
NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-02/26/2026; Cost $27,781,579)(f)(g)	0.00%	04/10/2029		5,093	5,093,300
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	03/07/2033		4,920	4,829,779
					16,834,170
Health Care–4.18%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	12/11/2028		1,372	1,355,963
Biogroup-LCD (France), Term Loan(d)	–	08/29/2031	EUR	3,693	4,244,659
BioMarin Pharmaceutical, Inc., Term Loan (6 mo. Term SOFR + 1.75%)	5.43%	04/27/2033		1,742	1,746,133
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032		2,549	2,569,600
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	3,806	3,239,819
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	11,025	9,423,903
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.85%	10/01/2032		7,033	7,072,909
HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.62%	09/24/2031		2,985	2,604,655
Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/07/2033		6,186	6,130,961
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.01%)	8.75%	03/12/2032		4,286	4,291,208
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/07/2028		5,238	5,251,263
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		834	838,682
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		585	588,343
Revolver Loan(e)(f)	0.00%	02/13/2031		214	214,251
Revolver Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		71	71,417
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/13/2031		4,043	4,062,764
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.37%	01/29/2029		2,370	2,282,159
Opal Holdco 4 SAS (France), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	04/28/2032		8,271	8,287,106
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	05/19/2031		2,570	2,574,258
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	12/09/2031		161	161,245
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.66%	06/30/2028		3,810	3,829,432
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.16%	08/20/2032		3,664	3,664,335
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/04/2031		3,826	3,834,770
					78,339,835
Home Furnishings–1.62%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.70%	01/17/2032		6,781	6,788,810
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.65%	12/02/2031		2,838	2,858,569
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.29%	06/29/2028		693	693,668
Term Loan (3 mo. Term SOFR + 7.61%)	11.31%	06/29/2028		9,531	8,983,170
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.14%)	5.87%	10/24/2031		5,284	5,326,344
VC GB Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.76%)	7.46%	07/21/2028		5,633	5,643,217
					30,293,778
Industrial Equipment–2.76%
Alliance Laundry Systems LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/19/2031		183	183,440
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	03/15/2030		1,293	1,297,102
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(f)	8.42%	06/14/2032		4,365	4,326,473
Columbus McKinnon Corp., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/31/2033		3,209	3,222,757
CompoSecure Holdings L.L.C., Term Loan B (1 mo. Term SOFR + 2.25%)	5.88%	01/14/2033		918	917,227
Cooper Machinery/Astro Acquisition, Term Loan (3 mo. Term SOFR + 2.50%)	6.10%	08/30/2032		396	397,512
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	10/11/2030		$4,400	$4,443,197
Flow Merger Sub, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/25/2033		743	748,717
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(e)(f)	0.00%	06/04/2026		6,542	5,859,124
Revolver Loan(d)(f)	–	06/04/2026		666	615,876
Term Loan B (3 mo. Term SOFR + 5.26%)	8.96%	02/15/2029		8,575	7,394,310
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	02/10/2033		1,193	1,187,735
Madison IAQ LLC, Term Loan(d)	–	11/08/2032		4,981	4,995,931
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	03/17/2032		343	344,170
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	05/01/2031		4,343	4,362,409
Sanmina Corp., Term Loan B (1 mo. Term SOFR + 2.00%)	5.65%	10/27/2032		1,078	1,081,309
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.10%)	7.72%	03/25/2031		1,867	1,865,791
Tank Holding Corp., Revolver Loan(e)(f)	0.00%	03/31/2028		1,702	1,548,499
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany)
Term Loan B (6 mo. Term SOFR + 2.75%)	6.38%	04/30/2030		940	949,146
Term Loan B (3 mo. Term SOFR + 2.75%)	6.44%	04/30/2030		2,377	2,398,179
Victory Buyer LLC (Vantage Elevator), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/09/2033		3,623	3,653,799
					51,792,703
Insurance–1.94%
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/19/2031		11,724	11,695,507
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	01/30/2032		5,204	5,198,423
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	06/20/2030		1,787	1,793,200
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/31/2031		9,232	9,235,513
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	11/21/2029		5,093	5,100,502
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	09/29/2030		3,318	3,321,292
					36,344,437
Leisure Goods, Activities & Movies–4.64%
Bombardier Recreational Products, Inc. (Canada)
Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	12/13/2029		685	687,462
Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	01/22/2031		201	201,335
Breitling (Orbiter) (Luxembourg), Term Loan (6 mo. EURIBOR + 3.90%)	6.02%	10/25/2028	EUR	2,000	1,989,925
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031		13,839	13,881,993
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.12%	02/12/2029		5,082	5,110,468
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan (1 mo. EURIBOR + 5.00%)	6.95%	11/15/2032	EUR	806	876,650
GBT Group Servicers B.V. (fka Global Business Travel Holdings Limited), Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	07/25/2031		5,182	5,190,222
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/27/2032		4,168	4,184,995
Lakeland Tours LLC, Term Loan A	9.00%	03/29/2030		515	116,002
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/01/2031		2,352	2,345,821
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/09/2032		9,638	9,623,823
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(d)	–	03/23/2033		7,168	7,199,715
US Fitness, LLC
Delayed Draw Term Loan(e)(f)	0.00%	09/04/2031		409	410,077
Revolver Loan(e)(f)	0.00%	09/04/2030		1,773	1,779,588
Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.18%	09/04/2031		8,440	8,471,489
VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $4,429,597)(f)(g)	10.46%	12/31/2027	EUR	5,736	9,272,425
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,442,163)(f)(g)	10.46%	06/30/2027	EUR	2,229	2,599,744
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $3,473,621)(f)(g)	10.46%	12/31/2027	EUR	3,243	5,242,739
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $1,517,687)(f)(g)	10.46%	12/31/2027	EUR	1,438	2,614,462
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.39%	08/16/2031		5,097	5,071,116
					86,870,051
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–0.36%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.22%	03/11/2030	$820	$799,621
Term Loan (1 mo. Term SOFR + 7.61%)	11.22%	03/11/2030	771	749,840
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	08/02/2028	96	96,275
Travel + Leisure Co., Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	12/14/2029	1,136	1,135,565
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032	4,040	3,951,043
				6,732,344
Nonferrous Metals & Minerals–0.33%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.43%	02/26/2032	3,196	3,194,058
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (6 mo. Term SOFR + 2.75%)	6.35%	01/31/2029	3,020	3,031,361
				6,225,419
Oil & Gas–2.25%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	7.40%	02/18/2033	1,520	1,533,815
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.60%	10/11/2030	3,122	3,122,682
McDermott International Ltd.
First Lien Term Loan(e)(f)	0.00%	06/30/2027	448	396,784
LOC(e)	0.00%	06/30/2027	4,398	4,123,623
LOC (3 mo. Term SOFR + 4.00%)(f)	7.95%	06/30/2027	1,914	1,770,788
PIK Term Loan, 3.00% PIK Rate, 4.73% Cash Rate(i)	3.00%	12/31/2027	2,004	1,802,512
Term Loan (1 mo. Term SOFR + 3.11%)	6.73%	06/30/2027	550	482,135
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	5.69%	09/22/2032	1,008	1,013,008
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	09/18/2031	6,703	6,733,156
Rockwood Service Corp., Term Loan B(d)	–	07/30/2031	1,999	2,008,514
Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/25/2030	4,720	4,749,343
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	03/16/2030	7,445	7,479,732
Traverse Midstream Partners LLC, Term Loan(d)	–	04/21/2033	1,042	1,045,425
Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/11/2033	4,404	4,424,073
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 1.75%)	5.50%	06/16/2032	1,395	1,395,215
				42,080,805
Publishing–1.67%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.64%	03/24/2031	14,084	13,901,428
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	10/30/2030	2,997	2,972,704
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.01%	04/09/2029	10,473	8,539,511
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	08/06/2031	5,801	5,824,054
				31,237,697
Radio & Television–0.68%
Discovery Global Holdings, Inc. (Warner Bros. Discovery), Term Loan B (d)	–	06/30/2033	9,426	9,453,951
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	03/18/2033	3,369	3,374,544
				12,828,495
Retailers (except Food & Drug)–1.62%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	10/14/2032	1,117	1,120,173
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.20%	10/28/2030	6,875	6,900,398
Term Loan B-5 (3 mo. Term SOFR + 2.50%)	6.20%	07/01/2031	5,072	5,092,150
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.87%	01/23/2032	4,950	4,982,123
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (1 mo. Term SOFR + 2.50%)	6.16%	11/08/2032	2,343	2,353,107
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	08/18/2032	2,424	2,421,804
Savers, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.69%	09/17/2032	7,505	7,523,274
				30,393,029
Surface Transport–1.90%
Beacon Mobility Corp.
Delayed Draw Term Loan(e)	0.00%	08/06/2030	268	269,175
Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/06/2030	5,427	5,459,424
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Boluda Towage (Luxembourg), Term Loan(d)(f)	–	05/27/2033		$1,037	$1,043,128
First Student Bidco, Inc.
Term Loan B(d)	–	06/30/2033		8,052	8,085,038
Term Loan C (3 mo. Term SOFR + 2.25%)	5.95%	08/15/2030		1,473	1,479,361
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 7.50%)	9.73%	02/12/2030	EUR	2,752	3,309,735
Term Loan B (3 mo. EURIBOR + 8.00%)	10.23%	08/12/2030	EUR	1,104	1,210,989
Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	03/08/2032		1,711	1,715,750
STG Distribution, LLC
DIP Term Loan (Acquired 01/16/2026-04/30/2026; Cost $2,194,321)(f)(g)	8.00%	07/13/2026		2,254	2,712,424
PIK Term Loan, 8.00% PIK Rate(f)(i)	8.00%	07/13/2026		2,303	2,771,624
Term Loan (Acquired 10/07/2024-01/08/2026; Cost $1,320,181)(f)(g)(h)(j)	0.00%	10/03/2029		1,385	2,253,926
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan(d)	–	06/24/2032		389	391,848
Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	06/24/2032		4,862	4,890,939
					35,593,361
Telecommunications–3.60%
CoreWeave
Delayed Draw Term Loan(e)(f)	0.00%	11/15/2031		1,061	1,085,099
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.14%	11/15/2031		585	597,645
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	01/30/2031		10,078	10,157,698
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.26%)	6.96%	11/12/2027		8,186	6,735,322
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2032		1,265	1,220,191
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.12%	09/27/2029		4,820	4,844,503
Level 3 Financing, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.38%	03/29/2032		13,678	13,759,290
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	08/16/2031		1,182	1,181,263
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-05/27/2026; Cost $4,468,857)(f)(g)	7.61%	06/20/2028		4,531	4,461,456
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-05/27/2026; Cost $15,691,755)(f)(g)	6.00%	06/20/2030		17,694	15,365,538
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.89%	05/11/2029		7,296	7,327,800
Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.74% Cash Rate(i)	0.50%	03/11/2030		686	686,222
					67,422,027
Utilities–3.33%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 1.75%)	5.37%	09/30/2031		3,502	3,501,301
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.95%	06/23/2032		2,141	2,151,178
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	01/27/2031		8,257	8,273,089
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/11/2032		7,468	7,495,860
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.86%	01/15/2031		2,265	2,251,983
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031		2,216	2,215,367
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031		360	359,997
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 4.75%)	8.37%	04/03/2029		4,217	4,245,089
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	05/30/2031		2,410	2,426,209
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032		4,254	4,276,939
Lightning Power LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	08/18/2031		11,415	11,467,093
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	6.13%	01/31/2033		5,036	5,053,460
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 1.75%)	5.38%	12/15/2031		1,805	1,799,398
Term Loan B (1 mo. Term SOFR + 2.50%)	6.13%	11/25/2032		6,931	6,898,626
					62,415,589
Total Variable Rate Senior Loan Interests (Cost $1,653,272,442)					1,601,142,667
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Common Stocks & Other Equity Interests–6.21%(k)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $280,511) (Sweden)(f)(g)	312,441,524	$34
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(f)(g)	10,996,102	1
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(f)(g)	9,384,746	1
		36
Building & Development–0.86%
Empire Today LLC(f)	408,303	16,160,633
Lake at Las Vegas Joint Venture LLC, Class A(f)	518	0
Lake at Las Vegas Joint Venture LLC, Class B(f)	4	0
		16,160,633
Business Equipment & Services–2.22%
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $8,338,715)(f)(g)	429,256	22,866,467
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,585,909)(f)(g)(l)	68,686	18,615,332
		41,481,799
Cable & Satellite Television–0.17%
Altice France S.A. (France)	152,780	3,119,703
Chemicals & Plastics–0.02%
Ascend Performance Materials Operations LLC(f)	1,322,664,272	1,323
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $2,372,729)(f)(g)	151,322	302,644
Ascend Performance Materials Operations LLC(f)	683,434,477	683
Flint Group (ColourOz Inv), Class A (Germany)(f)	35,089	0
		304,650
Containers & Glass Products–0.32%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $2,611,635)(f)(g)	570,527	5,990,534
Electronics & Electrical–0.00%
Red Range Operating, Inc., Class A-1(f)	6	0
Food Service–0.54%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $7,848,703) (Switzerland)(f)(g)	68,203	8,022,020
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $2,086,719) (Switzerland)(f)(g)	18,133	2,132,799
		10,154,819
Forest Products–0.01%
NewLife Forest Restoration LLC(l)	212,203	212,203
Home Furnishings–0.17%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(g)	363,612	3,143,608
Industrial Equipment–0.00%
North American Lifting Holdings, Inc. (Acquired 05/10/2019-08/23/2020; Cost $188,003)(g)	7,347	349
Leisure Goods, Activities & Movies–0.32%
Crown Finance US, Inc.	295,587	6,043,721
Hurtigruten Expedition(f)	16,764	11,401
Lakeland Tours LLC, Class B(f)(l)	37,997	2,090
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	13,028	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	6,631,073	8
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	3,777,382	4
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

			Shares	Value
Leisure Goods, Activities & Movies–(continued)
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)			2,633,368	$3
				6,057,227
Lodging & Casinos–0.17%
Aimbridge Acquisition Co., Inc.			67,574	2,646,637
Caesars Entertainment, Inc.(m)			19,983	580,506
				3,227,143
Oil & Gas–0.25%
McDermott International Ltd.(m)			189,415	4,735,375
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(f)(g)			261,209	18,285
				4,753,660
Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)(m)			29	141
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(f)			692	38
Surface Transport–0.41%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(f)(g)			14,574	1,469,205
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2026; Cost $289,515)(f)(g)(l)			481,190	300,744
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(f)(g)			15,321	1,544,510
Hurtigruten Group AS (Acquired 02/12/2025; Cost $1,298,893) (Norway)(f)(g)			83,231	4,380,171
				7,694,630
Telecommunications–0.75%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $7,730,758)(f)(g)(l)			2,142,428	14,097,176
Total Common Stocks & Other Equity Interests (Cost $103,258,664)				116,398,349
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.20%
Aerospace & Defense–0.20%
Rand Parent LLC (n)	8.50%	02/15/2030	$3,580	3,692,598
Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (n)	7.25%	08/15/2032	167	169,503
Building & Development–0.51%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	5,937	5,864,598
QXO Building Products, Inc.(n)	6.75%	04/30/2032	1,789	1,824,064
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $2,665,543)(f)(g)(n)	6.13%	04/01/2029	3,431	1,886,364
				9,575,026
Business Equipment & Services–0.42%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	5,976	6,253,257
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	256	251,539
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	468	426,385
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	883	898,710
				7,829,891
Cable & Satellite Television–0.91%
Altice France S.A. (France) (n)	6.88%	07/15/2032	3,294	3,220,029
Altice France S.A. (France)(n)	6.88%	10/15/2030	3,807	3,751,180
Altice-International (Financing S.A) (Luxembourg)(n)	5.75%	08/15/2029	2,188	1,587,365
Altice-International (Financing S.A) (Luxembourg)(n)	5.00%	01/15/2028	11,665	8,523,008
				17,081,582
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–0.01%
BASF Coatings (n)	7.13%	06/15/2033		$167	$168,440
Containers & Glass Products–0.05%
Sword Purchaser, LLC (n)	8.25%	04/15/2033		844	869,947
Electronics & Electrical–0.12%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030		894	937,515
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029		1,450	1,335,746
					2,273,261
Food Products–0.46%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032		1,635	1,595,308
Industrial F&B Investments III, Inc.(n)	7.75%	02/11/2033		673	686,970
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031		6,240	6,392,805
					8,675,083
Health Care–0.13%
Global Medical Response, Inc. (n)	7.38%	10/01/2032		354	368,059
HAH Group Holding Co. LLC(n)	9.75%	10/01/2031		348	312,554
Opal Bidco SAS (France)(n)	6.50%	03/31/2032		1,659	1,691,439
					2,372,052
Industrial Equipment–0.59%
Chart Industries, Inc. (n)	7.50%	01/01/2030		5,405	5,602,326
Columbus McKinnon Corp.(n)	7.13%	02/01/2033		1,679	1,702,632
CompoSecure Holdings LLC(n)	5.63%	02/01/2033		173	168,040
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030		3,423	3,503,794
					10,976,792
Insurance–0.42%
Alliant Holdings Intermediate LLC (n)	6.50%	10/01/2031		2,988	2,998,718
Alliant Holdings Intermediate LLC(n)	7.00%	01/15/2031		3,278	3,329,943
HUB International Ltd.(n)	7.25%	06/15/2030		1,606	1,649,256
					7,977,917
Leisure Goods, Activities & Movies–0.03%
Oak-Eagle AcquireCo, Inc. (n)	7.25%	07/01/2033		545	568,676
Lodging & Casinos–0.04%
Travel + Leisure Co. (n)	6.13%	09/01/2033		804	790,549
Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		585	597,904
Retailers (except Food & Drug)–0.19%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		3,493	3,522,806
Surface Transport–0.08%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		1,463	1,515,554
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,245,303)					78,657,581
Non-U.S. Dollar Denominated Bonds & Notes–1.82%(o)
Air Transport–0.25%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)	6.45%	02/24/2031	EUR	615	682,893
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.94%	04/22/2030	EUR	3,500	3,934,563
					4,617,456
Automotive–0.37%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $830,741)(f)(g)(n)	10.00%	03/19/2028	SEK	9,385	1,016,424
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(f)(g)(h)(n)	12.00%	03/19/2028	SEK	18,769	2,032,849
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(f)(g)(h)(n)	7.50%	04/19/2029	SEK	36,287	$3,930,114
					6,979,387
Financial Intermediaries–0.43%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	2,750	3,237,277
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	4,130	4,861,802
					8,099,079
Food Service–0.40%
Selecta Group B.V. (Switzerland)(f)	15.00%	10/01/2030	EUR	6,364	7,422,332
Surface Transport–0.37%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-01/27/2022; Cost $6,628,713)(g)(n)	6.50%	06/30/2031	GBP	4,906	5,931,744
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $861,579)(g)(n)	6.50%	06/30/2031	GBP	846	1,022,881
					6,954,625
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $33,069,673)					34,072,879
			Shares
Preferred Stocks–0.63%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(f)(g)				577,315	3,406
Surface Transport–0.63%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(f)(g)				68,517	6,907,199
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(f)(g)				48,119	4,850,876
					11,758,075
Total Preferred Stocks (Cost $3,267,836)					11,761,481

Money Market Funds–0.88%
Invesco Government & Agency Portfolio,Institutional Class, 3.53%(l)(q)				5,800,739	5,800,739
Invesco Treasury Portfolio,Institutional Class, 3.52%(l)(q)				10,772,801	10,772,801
Total Money Market Funds (Cost $16,573,540)					16,573,540
TOTAL INVESTMENTS IN SECURITIES–99.19% (Cost $1,888,687,458)					1,858,606,497
OTHER ASSETS LESS LIABILITIES–0.81%					15,229,513
NET ASSETS–100.00%					$1,873,836,010
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $193,695,641, which represented 10.34% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $9,121,238, which represented less than 1% of the Fund’s Net Assets.

(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,009,482	$129,399,420	$(138,608,163)	$-	$-	$5,800,739	$151,412
Invesco Treasury Portfolio, Institutional Class	27,875,292	240,313,210	(257,415,701)	-	-	10,772,801	383,873
Investments in Other Affiliates:
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045*	210,521	90,223	-	-	-	300,744	-
Lakeland Tours LLC, Class B	-	2,090	-	-	-	2,090	-
MLN US HoldCo. LLC (dba Mitel)	12,361,809	-	-	1,735,367	-	14,097,176	-
My Alarm Center LLC, Class A**	22,251,579	-	-	(2,234,914)	-	18,615,332	1,376,899
NewLife Forest Restoration LLC	13,225,927	932,713	-	(13,946,437)	-	212,203	-
Total	$90,934,610	$370,737,656	$(396,023,864)	$(14,445,984)	$-	$49,801,085	$1,912,184

*	As of August 31, 2025, this security was not considered as an affiliate of the Fund.
**	Includes return of capital distribution.

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $100,690,672, which represented 5.37% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The aggregate value of securities considered illiquid at May 31, 2026 was $323,049,174, which represented 17.24% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	8,505,091	USD	11,566,019	$112,799
06/30/2026	BNP Paribas S.A.	EUR	47,400,000	USD	55,853,937	498,910
06/30/2026	BNP Paribas S.A.	SEK	378	USD	41	0
06/30/2026	Canadian Imperial Bank of Commerce	EUR	48,000,000	USD	56,504,160	448,436
06/30/2026	State Street Bank & Trust Co.	EUR	47,365,407	USD	55,800,504	485,875
06/30/2026	Toronto Dominion Bank	SEK	60,577,612	USD	6,584,635	14,171
06/30/2026	UBS AG	USD	9,881,114	EUR	8,500,000	45,420
Subtotal—Appreciation						1,605,611
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	EUR	1,674,645	USD	1,949,013	$(6,684)
06/30/2026	Bank of New York Mellon (The)	NOK	40,096,027	USD	4,321,991	(12,411)
06/30/2026	Barclays Bank PLC	USD	81,351	GBP	59,895	(695)
06/30/2026	Royal Bank of Canada	GBP	106,427	USD	142,994	(324)
Subtotal—Depreciation						(20,114)
Total Forward Foreign Currency Contracts						$1,585,497

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
NOK	—Norwegian Krone
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,356,553,366	$244,589,301	$1,601,142,667
Common Stocks & Other Equity Interests	5,315,881	14,954,018	96,128,450	116,398,349
U.S. Dollar Denominated Bonds & Notes	—	76,771,217	1,886,364	78,657,581
Non-U.S. Dollar Denominated Bonds & Notes	—	19,671,160	14,401,719	34,072,879
Preferred Stocks	—	—	11,761,481	11,761,481
Money Market Funds	16,573,540	—	—	16,573,540
Total Investments in Securities	21,889,421	1,467,949,761	368,767,315	1,858,606,497
Other Investments - Assets*
Investments Matured	—	—	8,135	8,135
Forward Foreign Currency Contracts	—	1,605,611	—	1,605,611
	—	1,605,611	8,135	1,613,746
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(20,114)	—	(20,114)
Total Other Investments	—	1,585,497	8,135	1,593,632
Total Investments	$21,889,421	$1,469,535,258	$368,775,450	$1,860,200,129

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2026:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/26
Variable Rate Senior Loan Interests	$224,108,551	$45,112,736	$(63,336,888)	$1,649,607	$(13,102,777)	$16,680	$58,641,377	$(8,499,985)	$244,589,301
Common Stocks & Other Equity Interests	92,166,768	12,740,684	(1,415,957)	—	(3,289,306)	(1,903,966)	2,256,324	(4,426,097)	96,128,450
Non-U.S. Dollar Denominated Bonds & Notes	11,562,739	819,525	(4,929,036)	35,547	(3,940,077)	6,283,712	4,569,309	—	14,401,719
Preferred Stocks	12,128,885	—	—	—	—	(367,404)	—	—	11,761,481
U.S. Dollar Denominated Bonds & Notes	—	—	—	152,380	—	481,669	1,252,315	—	1,886,364
Investments Matured	8,135	—	—	—	—	—	—	—	8,135
Total	$339,975,078	$58,672,945	$(69,681,881)	$1,837,534	$(20,332,160)	$4,510,691	$66,719,325	$(12,926,082)	$368,775,450
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Floating Rate ESG Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 244,589,301	Comparable Companies	EBITDA Multiple	8.25x	-
		Discounted Cash Flow Model	Discount Rate	7.79% - 13.39%	10.70%
		Third-Party Pricing	Broker Quote	92.50% - 100.38% of Par	96.77% of Par
		Transaction Value	Liquidation Value	7.50x
		Expected Recovery	Acquisition Cost	97.38% of Par	-
Common Stocks & Other Equity Interests	96,128,450	Comparable Companies	EBITDA Multiple	3.44x - 8.00x	5.27x
Non-U.S. Dollar Denominated Bonds & Notes	14,401,719	Valued at Cost	Acquisition Cost	100.00% of Par	-
Preferred Stocks	11,761,481	Comparable Companies	EBITDA Multiple	8.50x	-
U.S. Dollar Denominated Bonds & Notes	1,886,364	Discounted Cash Flow Model	Discount Rate	19.85%	-
Investments Matured	8,135	Expected Recovery	Anticipated Proceeds	41.00% of Par	-
Total	$ 368,775,450
Invesco Floating Rate ESG Fund